Note 50 - Subsequent Events (Details)	12 Months Ended
	Dec. 31, 2018 ARS ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ARS ($)
Ownership Interest Sold Abstract
Percent of Ownership Interest Sold on February 1, 2019	51%
Quantity of Shares of Ownership Interest Sold on February 1, 2019 | shares	2,344,064
Total Price Estimed of Ownership Interest Sold on February 1, 2019		$ 78,265,000
Total Price Received of Ownership Interest Sold on February 1, 2019		$ 46,457,000
Ownership Interest in Prisma Medios de Pago S.A. presented as Assets Held for Sale	$ 433,597,000		$ 289,945,000